shark13f63011							shark13f63011
13F-HR
6/30/11
0001279471
jx3@bebi
NONE
1
Greg Langley
212-984-8835
greg_langley@tigersharklp.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment[  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 33rd Floor
          New York, NY 10178

13 File Number: 28-10744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2426
Signature, Place and Date of Signing:

    Michael Sears  August 8, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    60

Form 13F Information Table Value Total:    252587

                                                   FORM 13F INFORMATION TABLE
                             TITLE OF                     VALUE      SHARES/ SH/PUT/  INVSTMT   OTHER   VOTING AUTHORITY
  NAME OF ISSUER             CLASS              CUSIP    x($1000)   PRN AMT PRN CALL DISCRETN  MANAGERS SOLE   SHARED   NONe
  --------------------       ------------       --------  -------   ------- -------- -------- --------  ------  ------ -----
ALLIANT TECHSYSTEMS INC	     COM	        018804104    3189    44708	SH	Sole	0	44708	0	0
AMGEN INC	             COM	        031162100    4345    74465	SH	Sole	0	74465	0	0
AMKOR TECHNOLOGY INC	     COM	        031652100    1782   288804	SH	Sole	0	288804	0	0
APPLE INC	             COM	        037833100    3496    10415	SH	Sole	0	10415	0	0
ASCENA RETAIL GROUP INC	     COM	        04351G101    2418    71017	SH	Sole	0	71017	0	0
AT&T INC	             COM	        00206R102    1337    42574	SH	Sole	0	42574	0	0
BED BATH & BEYOND INC	     COM	        075896100    3667    62815	SH	Sole	0	62815	0	0
BENCHMARK ELECTRS INC	     COM	        08160H101    4426   268264	SH	Sole	0	268264	0	0
CA INC	                     COM	        12673P105    1364    59733	SH	Sole	0	59733	0	0
CAMPBELL SOUP CO	     COM	        134429109    4286   124049	SH	Sole	0	124049	0	0
CARTER INC	             COM	        146229109    2227    72415	SH	Sole	0	72415	0	0
CISCO SYS INC	             COM	        17275R102    2069   132572	SH	Sole	0	132572	0	0
DIGITAL RLTY TR INC	     COM	        253868103   11849   191800	CALL	Sole	0	0	0	0
DIODES INC	             COM	        254543101    2045    78351	SH	Sole	0	78351	0	0
DOVER MOTORSPORTS INC	     COM	        260174107    562    299138	SH	Sole	0	299138	0	0
ENERGIZER HLDGS INC	     COM 	        29266R108    2513    34723	SH	Sole	0	34723	0	0
EXXON MOBIL CORP	     COM	        30231G102    1404    17256	SH	Sole	0	17256	0	0
GENERAL DYNAMICS CORP	     COM	        369550108    3522    47262	SH	Sole	0	47262	0	0
INTERNATIONAL BUSINESS MACHS COM	        459200101    1760    10258	SH	Sole	0	10258	0	0
ISHARES TR	             DJ US REAL EST	464287739   33415   554139	SH	Sole	0	554139	0	0
ISHARES TR	             DJ US REAL EST	464287739   11125   184500	CALL	Sole	0	0	0	0
ISHARES TR	             RUSSELL 2000	464287655   12780   154342	SH	Sole	0	154342	0	0
ITRON INC	             COM	        465741106    2236    46430	SH	Sole	0	46430	0	0
JOHNSON & JOHNSON	     COM	        478160104    5829    87621	SH	Sole	0	87621	0	0
L-3 COMMUNICATIONS HLDGS INC COM	        502424104    2944    33669	SH	Sole	0	33669	0	0
LEXMARK INTL NEW	     CL A	        529771107     585    20000	SH	Sole	0	20000	0	0
LILLY ELI & CO	             COM	        532457108    5340   142290	SH	Sole	0	142290	0	0
MARINEMAX INC	             COM	        567908108     546    62314	SH	Sole	0	62314	0	0
MEMC ELECTR MATLS INC	     COM	        552715104    2039   239064	SH	Sole	0	239064	0	0
MERITOR INC	             COM	        59001K100    3116   194252	SH	Sole	0	194252	0	0
METLIFE INC	             COM	        59156R108    4845   110450	SH	Sole	0	110450	0	0
MICROSOFT CORP	             COM	        594918104    1329    51103	SH	Sole	0	51103	0	0
MOLSON COORS BREWING CO	     CL B	        60871R209    5157   115275	SH	Sole	0	115275	0	0
NEUTRAL TANDEM INC	     COM	        64128B108    5396   309753	SH	Sole	0	309753	0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR	        647581107   11608   103900	CALL	Sole	0	0       0	0
NEW ORIENTAL ED & TECH GRP I SPON ADR	        647581107    3832    34300	PUT	Sole	0	0	0	0
NEWPORT CORP	             COM	        651824104    2412   132761	SH	Sole	0	132761	0	0
NUANCE COMMUNICATIONS INC    COM	        67020Y100    4318   201100	CALL	Sole	0	0	0	0
ORACLE CORP	             COM	        68389X105    6257   190114	SH	Sole	0	190114	0	0
OSHKOSH CORP	             COM	        688239201    3908   135037	SH	Sole	0	135037	0	0
PALL CORP	             COM	        696429307    2087    37121	SH	Sole	0	37121	0	0
PEPSICO INC	             COM	        713448108    8917   126609	SH	Sole	0	126609	0	0
PROCTER & GAMBLE CO	     COM	        742718109    1407    22135	SH	Sole	0	22135	0	0
ROCK-TENN CO	             CL A	        772739207    2327    35080	SH	Sole	0	35080	0	0
SCHULMAN A INC	             COM	        808194104    2241    88976	SH	Sole	0	88976	0	0
SKECHERS U S A INC	     CL A	        830566105     362    25000	SH	Sole	0	25000	0	0
SOLUTIA INC	             COM NEW	        834376501    2181    95432	SH	Sole	0	95432	0	0
SONY CORP	             ADR NEW	        835699307    1320    50000	CALL	Sole	0	0	0	0
SONY CORP	             ADR NEW	        835699307    3959   150000	PUT	Sole	0	0	0	0
SPDR GOLD TRUST	GOLD         SHS	        78463V107    5684    38933	SH	Sole	0	38933	0	0
STAPLES INC	             COM	        855030102    3656   231398	SH	Sole	0	231398	0	0
STAPLES INC	             COM	        855030102    1589   100600	CALL	Sole	0	0	0	0
SYMANTEC CORP	             COM	        871503108    6991   354536	SH	Sole	0	354536	0	0
TE CONNECTIVITY LTD	     REG SHS	        H84989104    1619    44043	SH	Sole	0	44043	0	0
TECH DATA CORP	             COM	        878237106    4070    83249	SH	Sole	0	83249	0	0
TELLABS INC	             COM	        879664100    2895   628064	SH	Sole	0	628064	0	0
THERMO FISHER SCIENTIFIC INC COM	        883556102    5199    80748	SH	Sole	0	80748	0	0
TOTAL S A	             SPONSORED ADR	89151E109    3918    67744	SH	Sole	0	67744	0	0
UNIVERSAL DISPLAY CORP	     COM	        91347P105    3509   100000	CALL	Sole	0	0	0	0
WAL MART STORES INC	     COM	        931142103    1378    25935	SH	Sole	0	25935	0	0



S REPORT SUMMARY             60 DATA RECORDS                252587  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED






13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       6/30/11
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                             60
               Total Records   			60
               Total Omitted                    0
Report Market Value x($1000)                	252587
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        		Quantity	Market Value